ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Number of options grants in the period	0	0	0
Unrecognized compensation cost	$ 0.1	$ 0.1
Expected weighted-average period of unrecognized cost	1 month 9 days	25 days